Other current assets	12 Months Ended
Dec. 31, 2021
Miscellaneous current assets [abstract]
Other current assets	Other current assets

	As of December 31,
In thousands of USD	2021	2020	2019
Prepaid expenses	6,593	5,910	1,106
Deferred offering costs	—	503	—
Current financial assets (i)	4	4	12
Total	6,597	6,417	1,118
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(i)Refer to Note 25.